S000011750 [Member] Investment Strategy - Payden Cash Reserves Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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The Fund invests at least 99.5% of its total assets in cash, Government Securities, and repurchase agreements collateralized by cash or Government Securities. “Government Securities” generally means any security issued or guaranteed as to principal or interest by the U.S. Government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

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The Fund intends to be a “government money market fund,” as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended, that seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. The Fund does not currently intend to impose liquidity fees or redemption gates on Fund redemptions; however, the Fund’s Board of Trustees may reserve the ability to subject the Fund to a liquidity fee and/or redemption gate in the future, after providing prior notice to Fund shareholders.

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The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, and a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset date) of 120 days or less. In addition, the Fund only purchases securities that mature within 397 days of the date of purchase (with certain exemptions permitted by applicable regulations).